OTHER INTANGIBLE ASSETS, NET (Amortization Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 183	$ 931	$ 369
Estimated amortization expenses for the following years:
2013	180
2014	177
Amortized cost	$ 357	$ 540